Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-27-14	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					10/16/2014
2	Payment Date					10/20/2014
3	Collection Period				8/31/2014	9/27/2014	28
4	Monthly Interest Period- Actual				9/22/2014	10/19/2014	28
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	—	—	—	—	—
8	Class A-3 Notes	461,000,000.00	69,902,252.43	—	37,220,317.62	32,681,934.81	0.0708936
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$163,902,252.43	$—	$37,220,317.62	$126,681,934.81

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$410,952,422.88			$373,732,105.26

13	NPV Lease Payments Receivable	613,692,648.78	53,357,446.94			44,954,919.86
14	NPV Base Residual	861,233,741.95	357,594,975.94			328,777,185.40

					Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Libor Rate + Spread	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.33206%	N/A	—	—	—	—
16	Class A-2 Notes	0.66000%	N/A	—	—	—	—
17	Class A-3 Notes	0.87000%	N/A	50,679.13	0.1099330	37,270,996.75	80.8481491
18	Class A-4 Notes	1.06000%	N/A	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			133,712.46		37,354,030.08

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						7,407,400.21
20	Pull Ahead Waived Payments						121,984.61
21	Sales Proceeds - Early Terminations						13,403,587.83
22	Sales Proceeds via Customer - Scheduled Terminations						19,561,928.90
23	Security Deposits for Terminated Accounts						29,987.00
24	Excess Wear and Tear Received						125,349.24
25	Excess Mileage Charges Received						81,846.23
26	Other Recoveries Received						4,060.40

27	Subtotal: Total Collections						40,736,144.42

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,794.79

31	Total Available Funds, prior to Servicer Advances						40,737,939.21

32	Servicer Advance						—

33	Total Available Funds						40,737,939.21

34	Reserve Account Draw						—

35	Available for Distribution						40,737,939.21

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						342,460.35
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						133,712.46
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					40,256,766.40
49	Regular Principal Distribution Amount					37,220,317.62
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						37,220,317.62
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						3,036,448.78

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-27-14

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		163,902,252.43
55	Less: Aggregate Securitization Value (End of Collection Period)		(373,732,105.26)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		163,902,252.43
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(126,681,934.81)

61	Regular Principal Distribution Amount		37,220,317.62

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		373,732,105.26
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

65	Targeted Note Balance		126,681,934.81

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		40,737,939.21
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		342,460.35
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		133,712.46
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		40,256,766.40
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		40,256,766.40

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		7,374,631.95
85	Initial Reserve Account Balance		7,374,631.95

86	Beginning Reserve Account Balance		7,374,631.95
87	Plus: Net Investment Income for the Collection Period		183.02

88	Subtotal: Reserve Fund Available for Distribution		7,374,814.97
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		7,374,814.97
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		183.02

93	Equals: Ending Reserve Account Balance		7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	1,203	19,626,854.03
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(19,627,028.34)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(2,928.14)
99	Less: Excess Wear and Tear Received		(125,349.24)
100	Less: Excess Mileage Received		(81,846.23)

101	Current Period Net Residual Losses/(Gains)	1,203	(210,297.92)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	15,494	(11,357,564.24)
104	Current Period Net Residual Losses (Item 101)	1,203	(210,297.92)

105	Ending Cumulative Net Residual Losses	16,697	(11,567,862.16)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.78%

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-27-14

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,474,926,391	373,732,105
109	Aggregate Base Residual Value			1,006,540,717	339,997,829
110	Number of Current Contracts			64,099	21,478
111	Weighted Average Lease Rate			2.96%	2.88%
112	Average Remaining Term			27.5	5.2
113	Average Original Term			38.3	38.7
114	Proportion of Base Prepayment Assumption Realized				131.00%
115	Actual Monthly Prepayment Speed				1.43%
116	Turn-in Ratio on Scheduled Terminations				88.61%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		23,409	450,373,646	410,952,423
118	Depreciation/Payments			(6,970,808)	(4,974,600)
119	Gross Credit Losses		(11)	(205,106)	(203,844)
120	Early Terminations - Regular		(495)	(10,446,146)	(9,513,730)
121	Early Terminations - Lease Pull Aheads		(222)	(3,153,773)	(2,901,290)
122	Scheduled Terminations - Purchased by Customer	2,287,015	(137)	(2,282,554)	(2,141,931)
123	Scheduled Terminations - Sold at Auction	4,914,397	(364)	(5,953,096)	(5,637,355)
124	Scheduled Terminations - Purchased by Dealer	12,376,454	(702)	(12,530,383)	(11,847,568)

125	Pool Balance - End of Period		21,478	408,831,780	373,732,105

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		21,198	369,010,940	98.74%
128	31 - 90 Days Delinquent		245	4,072,753	1.09%
129	91+ Days Delinquent		35	648,412	0.17%

130	Total		21,478	373,732,105	100.00%

				Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units			11	203,844
133	Aggregate Liquidation Proceeds on charged-off units				(107,856)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
136	Recoveries on charged-off units				(4,060)

137	Current Period Aggregate Net Credit Losses/(Gains)			11	91,928

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses			401	2,971,026
140	Current Period Net Credit Losses (Item 136)			11	91,928

141	Ending Cumulative Net Credit Losses			412	3,062,954

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.21%

					Units
143	Aging of Scheduled Maturies Not Sold
144	0 - 60 Days since Contract Maturity				1,282
145	61 - 120 Days since Contract Maturity				37
146	121+ Days since Contract Maturity				10

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09-27-14

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE
Payment Date	Scheduled Reduction (1)
11/20/2014	57,193,496
12/20/2014	37,389,342
1/20/2015	43,367,813
2/20/2015	38,776,739
3/20/2015	38,015,684
4/20/2015	45,685,670
5/20/2015	37,405,402
6/20/2015	7,462,063
7/20/2015	9,141,231
8/20/2015	8,068,596
9/20/2015	8,421,256
10/20/2015	11,602,612
11/20/2015	9,505,414
12/20/2015	3,315,668
1/20/2016	3,740,605
2/20/2016	3,145,146
3/20/2016	3,964,365
4/20/2016	4,376,333
5/20/2016	3,154,670
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—

Total:	373,732,105.26

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month